Accumulated Other Comprehensive Income (Loss) - Schedule Of Accumulated Other Comprehensive Income (Loss) (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	₩ 2,152,644	[1]		₩ 1,002,881
Changes except for reclassification	(2,328,534)			1,269,975
Reclassification to profit or loss	(123,183)			306,604
Transfer within equity	3,649			(37,254)
Tax effect	792,346			(389,562)
Ending	496,922		$ 336,246	2,152,644	[1]
Remeasurements of net defined benefit liabilities
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(161,295)			(88,770)
Changes except for reclassification	(117,022)			(98,420)
Reclassification to profit or loss	0			0
Transfer within equity	0			0
Tax effect	31,076			25,895
Ending	(247,241)			(161,295)
Currency translation differences
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	261,752			254,446
Changes except for reclassification	560,256			42,925
Reclassification to profit or loss	0			(23,753)
Transfer within equity	0			0
Tax effect	(12,919)			(11,866)
Ending	809,089			261,752
Gains (losses) on financial instruments at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(2,735,499)			(6,081,560)
Changes except for reclassification	1,462,875			4,299,541
Reclassification to profit or loss	171,410			281,849
Transfer within equity	3,649			(37,254)
Tax effect	(421,425)			(1,198,075)
Ending	(1,518,990)			(2,735,499)
Share of other comprehensive income (loss) of associates and joint ventures
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(3,318)			(3,342)
Changes except for reclassification	336			31
Reclassification to profit or loss	(1)			0
Transfer within equity	0			0
Tax effect	(170)			(7)
Ending	(3,153)			(3,318)
Gains (losses) on cash flow hedging instruments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	73,555			19,632
Changes except for reclassification	341,856			7,328
Reclassification to profit or loss	(294,592)			48,508
Transfer within equity	0			0
Tax effect	(12,501)			(1,913)
Ending	108,318			73,555
Gains (losses) on hedging instruments of net investments in foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(129,401)			(114,742)
Changes except for reclassification	(253,679)			(19,590)
Reclassification to profit or loss	0			0
Transfer within equity	0			0
Tax effect	66,971			4,931
Ending	(316,109)			(129,401)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	(11,800)			41,063
Changes except for reclassification	(7,493)			(71,901)
Reclassification to profit or loss	0			0
Transfer within equity	0			0
Tax effect	1,979			19,038
Ending	(17,314)			(11,800)
Finance gains or losses on insurance contract assets (liabilities)
Disclosure of analysis of other comprehensive income by item [line items]
Beginning	4,858,650			6,976,154
Changes except for reclassification	(4,315,663)			(2,889,939)
Reclassification to profit or loss	0			0
Transfer within equity	0			0
Tax effect	1,139,335			772,435
Ending	₩ 1,682,322			₩ 4,858,650

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.